Expense Example {- Fidelity Trend Fund} - 12.31 Fidelity Trend Fund PRO-08 - Fidelity Trend Fund - Fidelity Trend Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906